Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (unaudited)
As of December 31, 2025

Shares or Principal Amount	Description	Value
	BANK LOANS – 35.2%
	BAHAMAS – 0.9%
2,700,001	Government of Bahamas, 8.239%, 09/08/2026(1),(2),(3)	$3,390,976

	FRANCE – 5.7%
	Atos S.E.:
8,000,000	0.000%, 12/18/2029(4),(5),(7)	8,737,932
3,315,903	4.657%, (3-Month Euribor + 260 basis points), 12/17/2030(4),(5)	3,541,932
1,128,424	1.000%, (3-Month Euribor + 100 basis points), 12/17/2032(4),(5)	803,783
12,897,358	Colisee Group S.A.S, 5.832%, (6-Month Euribor + 375 basis points), 11/30/2027(4),(5)	8,425,710
		21,509,357
	GERMANY – 4.5%
	IFA Holding GmbH TL:
401,087	8.078%, 03/31/2026(1),(3),(5)	329,741
1,368,010	8.000%, 03/31/2026(1),(3),(5)	1,124,664
1,237,723	8.000%, 03/31/2026(1),(3),(5)	1,017,554
387,717	0.000%, 03/31/2029(1),(3),(5)	—
	Varta AG:
5,058,300	5.518%, 12/31/2027(1),(3),(5),(7),(8)	4,039,701
401,849	5.518%, 12/31/2027(1),(3),(5),(7),(8)	316,209
431,808	5.518%, 12/31/2027(1),(3),(5),(7),(8)	88,749
4,101,173	9.768%, 12/31/2027(1),(3),(5),(7),(8)	3,130,813
4,733,039	11.768%, 12/31/2027(1),(3),(5),(7),(8)	5,503,146
942,938	Varta Consumer Batteries GmbH, 11.768%, 12/31/2027(1),(3),(5),(7),(8)	1,096,363
		16,646,940
	JERSEY – 0.4%
$490,000	Alloy Finco Ltd., 0.500%, 03/06/2028	1,163,750
$13,740,719	Petrofac Ltd., 4.300%, 10/28/2026(1),(3),(4),(11),(13),(14)	412,222
		1,575,972
	LUXEMBOURG – 11.1%
	Arvos BidCo Sarl:
10,122,550	7.569%, 08/30/2027(5)	9,798,054
$3,612,981	9.602%, 08/30/2027(4)	3,031,887
	Arvos Holdco SARL:
790,298	0.500%, 11/29/2027(4),(5)	204,197
$650,621	0.500%, 11/29/2027(4)	143,137
Shares or Principal Amount	Description	Value
	BANK LOANS (continued)
	LUXEMBOURG (continued)
15,625,155	Foundever Group SA, 5.680%, (1-Month Euribor + 375 basis points), 08/28/2028(4),(5)	$6,698,120
3,366,659	Takko Luxembourg TL, 15.000%, 10/15/2030(1),(3),(5),(8)	21,608,521
		41,483,916
	NETHERLANDS – 6.9%
	Accell Group Holding B.V.
5,000,000	9.017%, 06/30/2031(1),(3),(4),(5),(7)	264,252
8,047,619	9.083%, 05/31/2030(4),(5),(8)	362,325
7,637,010	9.083%, 05/31/2030(4),(5),(8)	403,619
4,589,663	9.083%, 06/30/2031(4),(5),(8)	76,112
	Compact Bidco BV:
4,170,326	12.000%, 06/30/2029(1),(3),(5),(8)	4,897,853
16,889,007	12.000%, 11/25/2029(1),(3),(5),(8)	19,438,643
	Sprint Bidco BV:
7,359,703	0.020%, 06/30/2031(4),(5),(8)	64,957
5,369,782	9.083%, 06/30/2031(4),(5),(8)	77,255
		25,585,016
	NORWAY – 4.4%
$5,504,764	Prosafe SE, 11.000%, 12/31/2029(1),(3),(4),(8)	4,844,192
$11,503,990	Prosafe SE, 11.000%, 12/31/2029(1),(3),(4)	11,662,170
		16,506,362
	UNITED KINGDOM – 0.5%
	Praesidiad, Ltd.:
302,972	10.083%, 06/30/2026(1),(3),(5)	266,870
302,972	10.083%, 06/30/2026(1),(3),(5)	266,870
607,971	10.083%, 06/30/2026(1),(3),(5)	535,525
94,250	0.000%, 09/30/2027(1),(3),(4),(5)	83,019
6,998,095	0.250%, 09/30/2027(1),(3),(5)	25,479
381,714	10.083%, 09/30/2027(1),(3),(4),(5)	336,229
2,944,773	9.083%, 12/31/2027(1),(3),(5)	487,303
		2,001,295
	UNITED STATES – 0.8%
$7,350,161	Foundever Worldwide Corp., 7.780%, (3-Month Term SOFR + 401 basis points), 08/28/2028(4)	3,050,317

	TOTAL BANK LOANS (Cost $147,371,426)	131,750,151

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2025

Shares or Principal Amount	Description	Value
	CORPORATE DEBT SECURITIES – 0.0%
	UNITED STATES – 0.0%
$98,705	Voyager Aviation Holdings, LLC, 8.500%, 05/09/2026(1),(9),(11)	$—
	TOTAL CORPORATE DEBT SECURITIES (Cost $71,303)	0

	INTERNATIONAL DEBT SECURITIES – 27.6%
	AUSTRALIA – 0.0%
	Quintis Australia Pty, Ltd., Corporate Debt:
$8,538	7.500%, 10/01/2026(1),(8),(9)	675
$117,000	12.000%, 10/01/2028(1),(8),(9)	—
		675
	BERMUDA – 6.3%
$15,875,000	Floatel International, Ltd., 9.750%, 04/10/2029	14,848,947
$8,391,890	Ventura Offshore Midco, Ltd., 10.000%, 04/19/2027(9)	8,537,014
		23,385,961
	FRANCE – 1.7%
8,088,000	Atos S.E., 1.040%, 12/18/2032(5)	6,293,419

	GERMANY – 5.5%
2,700,000	BOS GmbH & Co. KG, 11.022%, (3-Month Euribor + 900 basis points), 06/25/2029(4),(5)	3,117,915
15,492,441	Standard Profil Automotive GmbH, 8.500%, 01/01/2030(1),(3),(5)	17,737,722
		20,855,637

	JERSEY – 0.1%
$3,870,000	Petrofac Ltd., 9.750%, 11/15/2026(11),(13),(14)	198,338

	LUXEMBOURG – 5.2%
	Cullinan Holdco:
3,096,000	6.776%, (3-Month Euribor + 620 basis points), 10/15/2029(4),(5),(9)	3,170,669
8,277,069	8.500%, 10/15/2029(5),(9)	8,539,409
3,749,462	Ferralum Metals Group SA, 10.000%, 12/30/2026(5)	242,196
8,251,879	HAWK MIDCO SARL, 7.000%, 01/06/2030(1),(3),(5)	6,905,156
	NCO Invest SA:
10,536,245	10.000%, 12/30/2026(5),(10)	1,423
3,890,045	10.000%, 12/30/2026(5),(10)	57,108
Shares or Principal Amount	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	LUXEMBOURG (continued)
	Paper Industries Intermediate Financing Sarl:
252,568	10.061%, (3-Month Euribor + 800 basis points), 03/01/2028(1),(4),(5),(9)	$215,056
7,713,534	8.561%, (3-Month Euribor + 650 basis points), 09/01/2028(4),(5),(8)	385,015
697,316	8.561%, (3-Month Euribor + 650 basis points), 09/01/2028(4),(5),(8),(9)	34,806
		19,550,838
	NORWAY – 2.8%
$7,000,000	Jacktel A/S, 10.000%. 10/10/2029	7,037,756
$3,000,000	Moreld AS, 9.875%, 02/11/2030	3,079,479
352,214	OCV Recovery AS, 2.000%, 12/31/2026(6),(8),(9)	244,427
		10,361,662
	UNITED KINGDOM – 6.0%
	Frigo Debtco PLC:
11,703,638	10.000%, 04/27/2028(8)	4,501,611
5,809,077	12.000%, 04/27/2028(8)	5,567,152
	Galileo Global Technologies Ltd
$668,402	0.0000%, 03/04/2028	—
$3,682,246	13.750%, 03/04/2028(1),(3)	3,682,246
$3,340,351	13.750%, 03/04/2028(1),(3)	3,340,351
$3,317,754	13.750%, 03/04/2028(1),(3),(11)	1,924,297
1,153,513	Mcom Investments, Ltd., 0.000%, 09/30/2026(8)	1,034,003
	Mobico Group PLC
1,904,000	4.250%, (UK 5-Year Gilt + 413.5 basis points), 02/26/2174(4)	1,544,521
996,000	4.875%, 09/26/2031	930,327
		22,524,508
	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $119,235,003)	103,171,038

	INTERNATIONAL EQUITIES – 19.9%
	BERMUDA – 2.0%
869,788	Odfjell Drilling, Ltd.	7,545,116

	CYPRUS – 2.7%
12,518,714	SED Energy Holdings PLC	10,152,137

	FRANCE – 1.0%
65,590	Atos S.E.(10)	3,864,715

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2025

Shares or Principal Amount	Description	Value
	INTERNATIONAL EQUITIES (continued)
	LUXEMBOURG – 4.9%
1,549,246	Constellation Oil Services Holding SA(10)	$18,277,289

	NORWAY – 5.8%
9,760,901	Jacktel AS	4,209,432
5,589,340	Moreld AS	10,406,401
18,748,026	Prosafe SE(10)	6,969,976
		21,585,809
	UNITED KINGDOM – 3.5%
6,499,851	Gym Group PLC(10)	13,026,454

	TOTAL INTERNATIONAL EQUITIES (Cost $47,731,525)	74,451,520

	PRIVATE COMPANIES – 3.3%
	AUSTRALIA – 0.0%
65,000	Quintis Australia Pty, Ltd., Common Shares(1),(3)	—

	BERMUDA – 0.1%
439,483	FLOATEL INT LTD(1),(3),(10)	479,270
436,438	FLOATEL INT LTD, Warrants, 03/17/2025(1),(3),(10)	4
		479,274
	GERMANY – 0.0%
2,864,834	Johanna 410 Vermögensverwaltungs GmbH(1),(3),(10)	34
3,479,875	VARTA AKTIENGESELLSCHAFT(1),(3),(10)	81,739
		81,773
	LUXEMBOURG – 2.7%
409,600	Altice France Lux 3 / Altice Holdings 1(1),(3)	6,975,313
3,500	Avation PLC, Warrants, 11/01/2026(10)	1,883
331,734	Bond HoldCo SA, Class A Shares(1),(3)	—
328,661	Hawk TopCo SA I A(1),(3),(10)	289,498
328,656	Hawk TopCo SA II A(1),(3),(10)	289,493
328,656	Hawk TopCo SA III A(1),(3),(10)	289,493
328,656	Hawk TopCo SA IV A(1),(3),(10)	289,493
328,656	Hawk TopCo SA IX A(1),(3),(10)	289,493
328,656	Hawk TopCo SA V A(1),(3),(10)	289,493
Shares or Principal Amount	Description	Value
	PRIVATE COMPANIES (continued)
	LUXEMBOURG (continued)
328,656	Hawk TopCo SA VI A(1),(3),(10)	$289,493
328,656	Hawk TopCo SA VII A(1),(3),(10)	289,493
328,656	Hawk TopCo SA VIII A(1),(3),(10)	289,493
328,656	Hawk TopCo SA X A(1),(3),(10)	289,493
1,423,492	HSE Investment S.a.r.l CVR(1),(9)	17
29,130,535	Paper Industries TopCo, Ltd., Common Shares(1),(3)	10,264
1,642,591	Takko, A Shares(1),(3),(10)	—
1,642,591	Takko, B Shares(1),(3),(10)	—
1,642,591	Takko, C Shares(1),(3),(10)	—
1,642,591	Takko, D Shares(1),(3),(10)	—
1,642,591	Takko, E Shares(1),(3),(10)	—
1,642,591	Takko, F Shares(1),(3),(10)	—
1,642,591	Takko, G Shares(1),(3),(10)	—
1,642,591	Takko, H Shares(1),(3),(10)	—
1,642,591	Takko, I Shares(1),(3),(10)	—
1,642,591	Takko, J Shares(1),(3),(10)	—
		9,882,412
	NETHERLANDS – 0.5%
650,714	Compact Bidco BV, Common Shares(1),(3)	1,910,583
1,540,083	Sprint Intermediate Co B.V., Class B(1),(3)	8,471
548,561	Sprint Intermediate Co B.V., Class C(1),(3)	3,017
		1,922,071
	UNITED KINGDOM – 0.0%
5,956	Frigo Debtco PLC, Common Shares(1),(3)	13,990
9,570	Frigo Newco 1 Ltd., Common Shares(1),(3)	22,479
234	Praesidiad, Ltd., Common Shares(1),(3)	—
		36,469
	TOTAL PRIVATE COMPANIES (Cost $8,770,760)	12,401,999

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2025

Shares or Principal Amount or Contracts	Description	Value
	PURCHASED OPTIONS CONTRACTS – 0.4%
	PUT OPTIONS – 0.4%
4,570	EURO STOXX 50 Index(10) Broker: Citigroup Expiration Date: 6/19/2026 Exercise Price: $4,500 Notional Value: $205,650,000	$1,524,299
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $7,232,130)	1,524,299

	SHORT-TERM INVESTMENTS – 12.4%
	UNITED STATES – 12.4%
46,140,390	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 3.652%(12)	46,140,390
	TOTAL SHORT-TERM INVESTMENTS (Cost $46,140,390)	46,140,390

	TOTAL INVESTMENTS – 98.8% (Cost $376,552,537)	369,439,397
	Other Assets in Excess of Liabilities – 1.2%	4,306,588
	TOTAL NET ASSETS – 100.0%	$373,745,985
Shares or Principal Amount or Contracts	Description	Value
	WRITTEN OPTIONS CONTRACT – (0.2)%
	PUT OPTIONS – (0.2)%
(4,570)	EURO STOXX 50 Index(10) Broker: Citigroup Expiration Date: 6/19/2026 Exercise Price: $4,000 Notional Value: $182,800,000	$(821,189)
	TOTAL WRITTEN OPTIONS CONTRACT (Proceeds $3,970,319)	$(821,189)

(1)	Fair valued using significant unobservable inputs.
(2)	Principal amount shown in Swiss Franc; value shown in U.S. Dollars.
(3)	Restricted investment as to resale.
(4)	Floating rate security. Rate as of December 31, 2025 is disclosed.
(5)	Principal amount shown in Euro; value shown in U.S. Dollars.
(6)	Principal amount shown in Norwegian Krone; value shown in U.S. Dollars.
(7)	Investment made through a participation in a settlement claim.
(8)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(9)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At December 31, 2025, the total value of these securities is $20,472,073, representing 5.5% of net assets.
(10)	Non-income producing security.
(11)	Security is in default.
(12)	The rate is the annualized seven-day yield as of December 31, 2025.
(13)	No longer accruing interest.
(14)	The company continues to pursue options for alternative Restructuring and M&A solutions with key creditors.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2025

At December 31, 2025, the BlueBay Destra International Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

Currency Purchased	Currency Sold	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
Euro Currency	U.S. Dollar	3/18/2026	Citibank	6,239,708	$7,353,103	$(27,872)
Japanese Yen	U.S. Dollar	3/18/2026	Citibank	1,413,524,985	9,074,307	(91,435)
Norwegian Krone	U.S. Dollar	3/18/2026	Citibank	20,545,111	2,036,406	20,106
					$18,463,816	$(99,201)

U.S. Dollar	British Pound	3/18/2026	Citibank	11,301,455	$15,198,177	$(65,745)
U.S. Dollar	Euro Currency	3/18/2026	Citibank	139,973,855	164,950,388	(195,562)
U.S. Dollar	Norwegian Krone	3/18/2026	Citibank	634,043,590	62,845,622	(34,050)
U.S. Dollar	Swiss Franc	3/18/2026	Citibank	2,605,743	3,314,355	(8,162)
					$246,308,542	$(303,519)
Total						$(402,720)

At December 31, 2025, the BlueBay Destra International Event-Driven Credit Fund had open swap contracts as set forth below:

Centrally Cleared Credit Default Swap Contracts:

Underlying Instrument	Counterparty	Pay Rate/ Frequency	Maturity Date	Notional Amount at Value(1)		Premium (Paid) Received	Value	Unrealized Appreciation/ (Depreciation)
Markit iTraxx Europe Crossover Index Swap(2)	Morgan Stanley	5.000%/Quarterly	12/20/2030	EUR	45,080,000	$5,645,372	$(5,933,752)	$(288,380)

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.
(2)	The underlying issuer is iTraxx Europe Crossover Series 44 version 1.

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2025

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each restricted investment held by the Fund at December 31, 2025 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Accell Group Holding B.V., 8.961%	6/4/2025	$3,589,622	$264,252	0.1%
Altice France Lux 3 / Altice Holdings 1	11/24/2025	7,466,567	6,975,313	1.9
Bond HoldCo SA, Class A Shares	5/31/2024	3,601	—	—
Compact Bidco BV, 12.000%	11/25/2024	17,923,096	19,438,643	5.2
Compact Bidco BV, 12.000%	3/28/2025	4,540,379	4,897,853	1.3
Compact Bidco BV, Common Shares	11/28/2024	—	1,910,583	0.5
FLOATEL INT LTD	10/03/2024	422,667	479,269	0.1
FLOATEL INT LTD, Warrants	01/13/2021	27,075	4	—
Frigo Debtco PLC, Common Shares	2/21/2023	—	13,990	—
Frigo Newco 1 Ltd., Common Shares	10/30/2023	224,493	22,479	—
Galileo Global Technologies Ltd, 13.750%	02/14/2025	3,317,754	1,924,297	0.5
Galileo Global Technologies Ltd, 13.750%	12/10/2025	3,340,351	3,682,246	1.0
Galileo Global Technologies Ltd, 13.750%	12/30/2025	—	3,340,351	0.9
Government of Bahamas, 8.425%	7/30/2024	3,033,205	3,390,976	0.9
HAWK MIDCO SARL, 7.000%	11/10/2025	20,072,906	6,905,156	1.7
Hawk TopCo SA I A	11/10/2025	—	289,498	0.1
Hawk TopCo SA II A	11/10/2025	—	289,493	0.1
Hawk TopCo SA III A	11/10/2025	—	289,493	0.1
Hawk TopCo SA IV A	11/10/2025	—	289,493	0.1
Hawk TopCo SA IX A	11/10/2025	—	289,493	0.1
Hawk TopCo SA V A	11/10/2025	—	289,493	0.1
Hawk TopCo SA VI A	11/10/2025	—	289,493	0.1
Hawk TopCo SA VII A	11/10/2025	—	289,493	0.1
Hawk TopCo SA VIII A	11/10/2025	—	289,493	0.1
Hawk TopCo SA X A	11/10/2025	—	289,493	0.1
IFA Holding GmbH TL, 0.000%	8/21/2023	99,153	—	—
IFA Holding GmbH TL, 7.954%	8/21/2023	393,916	329,741	0.1
IFA Holding GmbH TL, 8.355%	2/11/2022	1,463,433	1,124,664	0.3
IFA Holding GmbH TL, 8.355%	2/11/2022	1,324,124	1,017,554	0.3
Johanna 410 Vermögensverwaltungs GmbH	3/26/2025	—	34	—
Paper Industries TopCo, Ltd., Common Shares	5/20/2019	626,356	10,264	—
Petrofac Ltd., 4.300%	1/22/2025	2,125,359	412,222	0.1
Praesidiad, Ltd., 0.000%	2/21/2025	98,539	83,019	—
Praesidiad, Ltd., 0.250%	6/12/2024	6,671,378	25,479	—
Praesidiad, Ltd., 8.000%	2/21/2025	402,032	336,229	0.1
Praesidiad, Ltd., 9.598%	6/12/2024	2,758,073	487,302	0.1
Praesidiad, Ltd., 10.598%	11/8/2023	637,164	535,525	0.1
Praesidiad, Ltd., 10.598%	6/6/2024	329,454	266,870	0.1
Praesidiad, Ltd., 10.598%	6/11/2024	324,570	266,870	0.1
Praesidiad, Ltd., Common Shares	5/28/2024	—	—	—
Prosafe SE, 11.000%	07/09/2025	11,503,990	11,662,170	3.1
Prosafe SE, 11.000%	07/21/2025	5,504,764	4,844,192	1.3

Bluebay Destra International Event-Driven Credit Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2025

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	$—	$—	—%
Sprint Intermediate Co B.V., Class B	2/12/2025	—	8,470	—
Sprint Intermediate Co B.V., Class C	2/12/2025	—	3,017	—
Standard Profil Automotive GmbH, 8.500%	11/04/2025	17,369,888	17,737,722	4.7
Takko Luxembourg TL, 15.000%	2/23/2023	4,681,626	21,608,521	5.8
Takko, A Shares	2/23/2023	—	—	—
Takko, B Shares	2/23/2023	—	—	—
Takko, C Shares	2/23/2023	—	—	—
Takko, D Shares	2/23/2023	—	—	—
Takko, E Shares	2/23/2023	—	—	—
Takko, F Shares	2/23/2023	—	—	—
Takko, G Shares	2/23/2023	—	—	—
Takko, H Shares	2/23/2023	—	—	—
Takko, I Shares	2/23/2023	—	—	—
Takko, J Shares	2/23/2023	—	—	—
Varta AG, 11.747%	3/25/2025	5,212,594	5,503,146	1.5
Varta AG, 5.497%	3/26/2025	4,677,906	4,039,701	1.1
Varta AG, 5.497%	3/26/2025	370,953	316,209	0.1
Varta AG, 5.497%	3/26/2025	277,197	88,749	—
Varta AG, 9.747%	3/26/2025	3,753,187	3,130,813	0.8
VARTA AKTIENGESELLSCHAFT	3/26/2025	—	81,739	—
Varta Consumer Batteries GmbH, 11.747%	3/25/2025	1,028,354	1,096,363	0.3
Total		$135,595,726	$131,156,932	35.1%